Stock Based Compensation - Components Of Stock-Based Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Pre-tax stock-based compensation expense	$ 8.6	$ 5.2	$ 22.0	$ 15.0
Income tax benefit	2.9	1.9	7.8	5.5
Cost of revenues
Defined Benefit Plan Disclosure [Line Items]
Pre-tax stock-based compensation expense	2.0	1.7	5.8	4.9
Selling, general and administrative expenses
Defined Benefit Plan Disclosure [Line Items]
Pre-tax stock-based compensation expense	$ 6.6	$ 3.5	$ 16.2	$ 10.1